CIRR-system	12 Months Ended
Dec. 31, 2022
CIRR-system
CIRR-system

Note 24. CIRR-system

Pursuant to the Company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative compensation, which is calculated based on the principal amount outstanding.

The administrative compensation paid by the state to SEK is recognized in the CIRR-system as administrative remuneration to SEK. Refer to the following tables of the statement of comprehensive income and statement of financial positions for the CIRR-system, presented as reported to the owner. Interest expenses includes interest expenses for loans between SEK and the CIRR-system which reflects the borrowing cost for the CIRR-system. Interest expenses for derivatives hedging CIRR-loans are also recognized as interest expenses, which differs from SEK’s accounting principles. Arrangement fees to SEK are recognized together with other arrangement fees as interest expenses.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of December 31, 2022, concessionary loans outstanding amounted to Skr 361 million (year-end 2021: Skr 315 million) and operating profit for the program amounted to Skr -19 million for the period January-December 2022 (2021: Skr -21 million). SEK´s administrative compensation for administrating the concessionary credit program amounted to Skr 1 million (2021: Skr 1 million).

Statement of comprehensive income for the CIRR-system

Skr mn	2022	2021
Interest income	2,231	2,105
Interest expenses	-2,012	-2,061
Interest compensation	2	7
Foreign exchange effects	3	-1
Profit before compensation to SEK	224	50
Administrative remuneration to SEK	-236	-197
Operating profit CIRR-system	-12	-147
Reimbursement to (-) / from (+) the State	12	147

Statement of financial position for the CIRR-system

Skr mn	Dec 31, 2022	Dec 31, 2021
Cash and cash equivalents	1	8
Loans	94,241	87,872
Derivatives	8,571	36
Other assets	218	7,359
Prepaid expenses and accrued revenues	1,597	470
Total assets	104,628	95,745

Liabilities	103,336	88,092
Derivatives	—	7,060
Accrued expenses and prepaid revenues	1,292	593
Total liabilities and equity	104,628	95,745

Commitments
Committed undisbursed loans	56,265	39,084
Binding offers	—	1,510